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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended    June 30, 2005
                                                 -------------

Check here if Amendment   / /            Amendment Number :
                                                            ----------
   This Amendment (Check only one): / /   is a restatement
                                          adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Atlas Capital Management, L.P.
          -----------------------------
Address:  100 Crescent Court, Suite 880
          -----------------------------
          Dallas, Texas 75201
          -----------------------------

Form 13F File Number:    28-10778
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert H. Alpert
          ---------------------------------------
Title:    President of RHA, Inc., general partner of
          Atlas Capital Management, L.P.
          ---------------------------------------
Phone:    (214) 999-6082
          ---------------------------------------

Signature, Place and Date of Signing:

          /s/Robert H. Alpert          Dallas, Texas           August 12, 2005
          -------------------          -------------           ---------------
              (Signature)              (City, State)               (Date)



Report Type (Check only one):


  /X/ 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)


  / / 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


  / / 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     95
Form 13F Information Table Value Total:               $295,074
                                             ( in thousands )





List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Atlas Capital

30-Jun-05

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


          COLUMN 1            COLUMN 2         COLUMN 3     COLUMN 4             COLUMN 5    COLUMN 6   COLUMN 7      COLUMN 8
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                                                                                                                   VOTING AUTHORITY
                                                                                                                  ------------------

      NAME OF ISSUER         TITLE OF           CUSIP       VALUE     SHRS OR  SH/PRN PUT/  INVESTMENT   OTHER    SOLE  SHARED  NONE
                               CLASS                     (X $1,000)   PRN AMT         CALL  DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------

1st Source Corp.                COM           336901103       205       8,915    SH           SOLE                 8,915
Accuride Corp.                  COM           004398103     1,209     113,700    SH           SOLE               113,700
Action Performance
  Companies                     COM           04933107      1,274     144,500    SH           SOLE               144,500
Allstate Corp.                  COM           020002101     4,474      74,872    SH           SOLE                74,872
Amegy Bancorporation,
  Inc.                          COM           02343R102       347      15,512    SH           SOLE                15,512
American Commercial
  Lines, Inc.                   COM           025195207     6,552      89,747    SH           SOLE                89,747
American Int'l Group            COM           026874107       300       5,171    SH           SOLE                 5,171
American Superconductor
  Corp.                         COM           030111108     3,893     425,470    SH           SOLE               425,470
Amylin Pharmaceuticals,
  Inc.                          COM           032346108     2,302     110,000    SH           SOLE               110,000
Ann Taylor Stores               COM           036115103     2,934     120,827    SH           SOLE               120,827
ARES Capital                    COM           04010L103    16,259     911,895    SH           SOLE               911,895
Atwood Oceanics, Inc.           COM           050095108       297       4,818    SH           SOLE                 4,818
Bancorpsouth                    COM           059692103       252      10,675    SH           SOLE                10,675
BankNorth Group, Inc.
  New                           COM           87235A101       227       7,615    SH           SOLE                 7,615
BOK Financial Corp.             COM NEW       05561Q201     4,646     100,730    SH           SOLE               100,730
Canadian Natural Resources
  Ltd.                          COM           136385101       273       7,493    SH           SOLE                 7,493
Cheniere Energy, Inc.           COM NEW       16411R208       218       7,008    SH           SOLE                 7,008
China Pete & Chem Corp.
  ADR                           ADR H SHS     16941R108       344       8,825    SH           SOLE                 8,825
Circuit City Stores, Inc.       COM           172737108     4,952     286,390    SH           SOLE               286,390
CIT Group Inc.                  COM           125581108       265       6,165    SH           SOLE                 6,165
CKE Restaurants Inc.            COM           12561E105     4,450     319,700    SH           SOLE               319,700
CNA Financial                   COM           126117100       465      16,376    SH           SOLE                16,376
Computer Sciences
  Corporation                   COM           205363104       284       6,506    SH           SOLE                 6,506
Conceptus, Inc.                 COM           206016107       849     150,200    SH           SOLE               150,200
Conseco Inc. New                COM NEW       208464883       643      29,460    SH           SOLE                29,460
Diamond Offshore Drilling,
  Inc.                          COM           25271C102       316       5,913    SH           SOLE                 5,913
Drew Industries, Inc.           COM NEW       26168L205       985      21,697    SH           SOLE                21,697
Encore Medical Corp.            COM           29256E109     5,576   1,004,656    SH           SOLE             1,004,656
Endeavour Int'l Corp.           COM           29259G101     3,788   1,043,571    SH           SOLE             1,043,571
Endurance Specialty             SHS           G30397106       584      15,445    SH           SOLE                15,445


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

Energy Partners Ltd.            COM           29270U105       400      15,259    SH           SOLE                15,259
E Trade Financial Corp          NOTE 6.0% 2/0 269246AB0     1,259    1,251,00    SH           SOLE              1,251,00
Fidelity National
  Financial                     COM           316326107       516      14,470    SH           SOLE                14,470
First Bancorp
  (Holding Co)                  COM           318672102       205       5,100    SH           SOLE                 5,100
Fisher Scientific
  Int'l, Inc.                   COM NEW       338032204    11,805     181,900    SH           SOLE               181,900
Freescale Semiconductor,
  Inc.                          COM CL A      35687M107     6,046     287,769    SH           SOLE               287,769
Genitope                        COM           37229P507     2,615     203,661    SH           SOLE               203,661
Gevity HR, Inc.                 COM           374393106     6,431     321,066    SH           SOLE               321,066
Grant Priceco Inc.              COM           38821G101       533      20,148    SH           SOLE                20,148
Great Atlantic & Pacific        COM           390064103     7,840     269,800    SH           SOLE               269,800
Grey Wolf                       COM           397888108       208      28,090    SH           SOLE                28,090
GTECH Holdings Corporation      COM           400518106     7,047     241,000    SH           SOLE               241,000
Hawaiian Holdings, Inc.         COM           419879101     2,111     521,344    SH           SOLE               521,344
Hilfiger Tommy Corp-Ord         ORD           G8915Z102     4,256     309,300    SH           SOLE               309,300
Hospira, Inc.                   COM           441060100     8,116     208,100    SH           SOLE               208,100
Huntsman Corp.                  COM           447011107       225      11,094    SH           SOLE                11,094
IHOP Corp. New                  COM           449623107     6,378     147,000    SH           SOLE               147,000
IMAX Corp.                      COM           45245E109     3,501     352,200    SH           SOLE               352,200
Intervest Bancshares
  Corp-Cl A                     CL A          460927106       209      11,469    SH           SOLE                11,469
Int'l Displayworks, Inc.        COM           459412102     9,551   1,193,822    SH           SOLE             1,193,822
IPSCO, Inc.                     COM           462622101    12,404     283,845    SH           SOLE               283,845
Kitty Hawk, Inc.                COM NEW       498326206     1,205   1,105,722    SH           SOLE             1,105,722
MAX RE Capital Ltd.             SHS           G6052F103    12,961     565,963    SH           SOLE               565,963
MBNA                            COM           55262L100       221       8,432    SH           SOLE                 8,432
Mellon Finl Corp.               COM           58551A108       207       7,225    SH           SOLE                 7,225
Methanex Corp.                  COM           59151K108       201      12,264    SH           SOLE                12,264
MI Developments, Inc.           CL A          55304X104    10,551     334,424    SH           SOLE               334,424
Mortgageit Holdings, Inc.       COM           61915Q108     2,190     120,000    SH           SOLE               120,000
Nabors Industries Inc           SHS           G6359F103       223       3,684    SH           SOLE                 3,684
National City Corp.             COM           635405103       200       5,865    SH           SOLE                 5,865
New Century Financial Corp.     COM           6435EV108     3,859      75,002    SH           SOLE                75,002
Newfield Exploration Co.        COM           651290108       219       5,494    SH           SOLE                 5,494
Northrim Bancorp Inc.           COM           666762109       233       9,943    SH           SOLE                 9,943
NS Group, Inc.                  COM           628916108       223       6,867    SH           SOLE                 6,867
Oil States Int'l, Inc.          COM           678026105       262      10,398    SH           SOLE                10,398
Omega Financial Corp.           COM           682092101       204       6,575    SH           SOLE                 6,575
Optimal Group Inc               COM           68388R208       808      50,000    SH           SOLE                50,000
Oregon Steel Mills, Inc.        COM           686079104     2,556     148,500    SH           SOLE               148,500
Palmone, Inc.                   COM           69713P107    16,478     553,500    SH           SOLE               553,500
Partnerre Ltd.                  COM           G6852T105       423       6,563    SH           SOLE                 6,563
Patterson UTI Energy, Inc.      COM           703481101       564      20,262    SH           SOLE                20,262
Plains Exploration              COM           726505100     6,587     185,398    SH           SOLE               185,398

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

Platinum Underwriters           COM           G7127P100       431      13,558    SH           SOLE                13,558
Precision Drilling Corp.        COM           74022D100       418      10,584    SH           SOLE                10,584
Premiere Global Services,
  Inc.                          COM           740585104     9,170     812,200    SH           SOLE               812,200
Quality Distribution, Inc.      COM           74756M102     3,980     449,674    SH           SOLE               449,674
Remec, Inc. New                 COM NEW       759543200     1,152     180,000    SH           SOLE               180,000
Signature Bank New
  York NY                       COM           82669G104     3,065     125,600    SH           SOLE               125,600
Spanish Broadcasting
  System Inc.                   COM           846425882     4,480     448,445    SH           SOLE               448,445
Spinnaker Exploration Co.       COM           84855W109     1,707      48,087    SH           SOLE                48,087
Steris Corp.                    COM           859152100     1,989      77,200    SH           SOLE                77,200
Sun Bancorp, Inc. NJ            COM           86663B102       200       9,700    SH           SOLE                 9,700
Superior Energy Services,
  Inc.                          COM           868157108       226      12,683    SH           SOLE                12,683
Tag It Pacific                  COM           873774103     1,365     583,382    SH           SOLE               583,382
Telkonet, Inc.                  COM           879604106       687     139,300    SH           SOLE               139,300
Transocean Sedco
  Forex Inc                     ORD           G90078109       283       5,238    SH           SOLE                 5,238
Turbochef Technologies,
  Inc.                          COM NEW       900006206     2,338     130,494    SH           SOLE               130,494
Tyco Int'l Ltd.                 COM NEW       902124106    11,357     388,954    SH           SOLE               388,954
Unisource Energy Corp.          COM           909205106    19,954     648,900    SH           SOLE               648,900
Unumprovident Corp.             COM           91529Y106       722      39,422    SH           SOLE                39,422
Valero Energy                   COM           91913Y100       323       4,081    SH           SOLE                 4,081
Ventiv Health, Inc.             COM           922793104     4,711     244,362    SH           SOLE               244,362
Veri Tek Int'l Corp.            COM           92342X101       635     105,500    SH           SOLE               105,500
Vintage Pete, Inc.              COM           927460105     2,052      67,359    SH           SOLE                67,359
WCA Waste                       COM           92926K103     2,636     297,838    SH           SOLE               297,838

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